Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Analysis of deferred tax assets and liabilities
As of December 31, 2023, and 2022, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
From	2023	2022
Net operating loss carryforwards (“NOL´s”)	478,179	442,415
Temporary tax non-deductible expenses	158,201	134,328
Derivatives financial instruments	6,855	3,461
Other	20,800	5,895
Total deferred tax assets	664,035	586,099

Deferred tax liabilities	Balance as of December 31,
From	2023	2022
Accelerated tax amortization	589,111	524,363
Other difference between tax and book value of assets	154,875	186,536
Derivatives financial instruments	12,989	19,034
Other	17,353	2,991
Total deferred tax liabilities	774,328	732,924

Consolidated balance sheets classifications
After offsetting deferred tax assets and deferred tax liabilities, where applicable, the resulting net amounts presented on the consolidated balance sheet are as follows:

Consolidated balance sheets classifications	Balance as of December 31,
	2023	2022
Deferred tax assets	160,995	149,656
Deferred tax liabilities	271,288	296,481
Net deferred tax liabilities	110,293	146,825

Movements in deferred tax assets and liabilities
The movements in deferred tax assets and liabilities during the years ended December 31, 2023 and 2022 were as follows:

Deferred tax assets	Amount
As of December 31, 2021	172,268
Increase/(decrease) through the consolidated profit and loss statement	29,197
Increase/(decrease) through other consolidated comprehensive income (equity)	(46,344)
Currency translation differences and other	(5,465)
As of December 31, 2022	149,656
Increase/(decrease) through the consolidated profit and loss statement	7,327
Increase/(decrease) through other consolidated comprehensive income (equity)	2,207
Currency translation differences and other	1,805
As of December 31, 2023	160,995

Deferred tax liabilities	Amount
As of December 31, 2021	308,859
Increase/(decrease) through the consolidated profit and loss statement	(19,864)
Increase/(decrease) through other consolidated comprehensive income (equity)	17,608
Currency translation differences and other	(10,122)
As of December 31, 2022	296,481
Increase/(decrease) through the consolidated profit and loss statement	(27,055)
Increase/(decrease) through other consolidated comprehensive income (equity)	(5,830)
Currency translation differences and other	7,692
As of December 31, 2023	271,288

Income tax expense
Details of income tax for the years ended December 31, 2023, 2022 and 2021 are as follows:

	For the year ended December 31,
	2023	2022	2021
Current tax	(35,172)	(39,372)	(51,016)
Deferred tax	34,382	49,061	14,796
- relating to the origination and reversal of temporary differences	34,382	49,061	14,796
Total income tax (expense)/income	(790)	9,689	(36,220)

Effective income tax rate reconciliation
The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit/(loss) before income tax and the actual income tax (expense)/income recognized in the consolidated profit and loss statements for the years ended December 31, 2023, 2022, and 2021, is as follows:

	For the year ended December 31,
	2023	2022	2021
Consolidated profit/(loss) before taxes	37,238	(11,776)	25,302
Average statutory tax rate	25%	25%	25%
Corporate income tax at average statutory tax rate	(9,310)	2,944	(6,326)
Income tax of associates, net	3,302	5,366	3,076
Differences in statutory tax rates	(4,270)	(4,296)	(3,359)
Unrecognized NOLs and deferred tax assets	(11,070)	(10,944)	(11,232)
Permanent differences	17,493	3,957	(4,052)
Other adjustments to taxable income and expense	3,065	12,662	(14,327)
Corporate income tax	(790)	9,689	(36,220)